SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash balance insured by FDIC per financial institution		$ 250,000
Research and development		52,448	$ 62,957
Amortization		16,299	16,299
Advertising cost		2,297	1,797
Allowances for doubtful accounts		8,000		$ 16,000
Deferred subscriber acquisition costs, net balance		$ 18,000
Series E Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred Stock, shares outstanding		3,000,000	3,000,000	3,000,000
Preffered Stock, shares Issued		3,000,000		3,000,000
Number common stock issued for convertible preferred stock		300,000,000
Series A Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred Stock, shares outstanding		512,996	566,496	512,996
Preffered Stock, shares Issued		512,996		512,996
Number common stock issued for convertible preferred stock		51,299,600	4,075,000
Series C Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred Stock, shares outstanding		4,433,375	2,563,375	4,433,375
Preffered Stock, shares Issued		4,433,375	2,563,375	4,433,375
Number common stock issued for convertible preferred stock		22,166,875	12,816,875
Series D Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred Stock, shares outstanding		670,904	670,904	670,904
Preffered Stock, shares Issued		670,904	670,904	670,904
Number common stock issued for convertible preferred stock		3,354,520	3,354,520
Warrant [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants and options excluded for purposes of dilutive earnings per share		0	0
ReadyOp platform and Collabria's client list from Collabria, LLC [Member] | Series E Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preffered Stock, shares Issued	3,000,000
Convertible Preferred stock with a fair value	$ 292,240
ReadyOp platform [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Amortized Value		$ 195,600
Number of amortized year over		3 years
Amortization		$ 16,299	$ 16,299
Collabria's client list from Collabria, LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Amortized Value		$ 96,640
Number of amortized year over		2 years
Amortization		$ 8,046	$ 12,081